Segment Information (Long-lived Assets by Geographic Area) (Details) (Reportable Geographical Components [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
PRC [Member]
Segment Reporting Information [Line Items]
Long-lived assets	$ 159,045	$ 36,252	$ 2,418
Overseas [Member]
Segment Reporting Information [Line Items]
Long-lived assets	$ 33,025	$ 11,610	$ 1,806